United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4539

(Investment Company Act File Number)

Federated Adjustable Rate Securities Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/16

Date of Reporting Period: Quarter ended 05/31/16

Item 1. Schedule of Investments

Federated Adjustable Rate Securities Fund
Portfolio of Investments
May 31, 2016 (unaudited)
Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—52.1%
	Federal Home Loan Mortgage Corporation ARM—17.3%
$1,170,672	1.791%, 5/1/2035	$1,210,546
7,883,477	1.860%, 7/1/2034	8,159,596
3,389,090	1.953%, 7/1/2038	3,528,710
1,566,386	2.025%, 7/1/2030	1,600,533
1,628,774	2.130%, 2/1/2035	1,704,880
2,948,991	2.231%, 5/1/2035	3,098,936
103,211	2.250%, 4/1/2035	108,523
5,434,751	2.265%, 7/1/2036	5,711,472
1,341,995	2.275%, 7/1/2036	1,414,914
192,961	2.278%, 4/1/2027	198,591
4,396,167	2.290%, 11/1/2036	4,626,570
4,135,655	2.324%, 10/1/2033	4,345,461
7,286	2.345%, 9/1/2020	7,368
1,946,526	2.353%, 2/1/2036	2,048,570
11,597,478	2.375%, 4/1/2034 - 2/1/2035	12,252,126
996,139	2.377%, 4/1/2034	1,050,920
1,486,946	2.382%, 12/1/2039	1,572,308
1,209,757	2.390%, 4/1/2038	1,281,633
2,855,438	2.412%, 4/1/2037	3,015,833
3,090,502	2.415%, 12/1/2034	3,251,332
3,221,027	2.461%, 8/1/2035	3,413,780
2,642,828	2.464%, 11/1/2034	2,798,480
817,436	2.480%, 4/1/2036	854,383
3,914,212	2.493%, 7/1/2035	4,134,520
	TOTAL	71,389,985
	Federal National Mortgage Association ARM—34.6%
3,659,996	1.315%, 3/1/2044	3,680,678
2,070,065	1.365%, 7/1/2042	2,081,580
1,218,730	1.780%, 9/1/2033	1,254,414
2,996,174	1.784%, 10/1/2034	3,097,405
2,103,234	1.808%, 10/1/2033	2,166,167
761,948	1.810%, 7/1/2036	788,573
553,768	1.860%, 5/1/2038	575,369
8,227,489	1.900%, 8/1/2034 - 10/1/2037	8,542,816
2,979,635	1.929%, 5/1/2039	3,099,479
2,970,052	1.930%, 8/1/2034	3,075,510
1,257,378	1.971%, 5/1/2035	1,310,548
2,096,932	1.975%, 6/1/2034	2,174,504
726,833	2.000%, 5/1/2035	757,480
958,733	2.040%, 7/1/2035	1,001,811
497,396	2.060%, 11/1/2035	513,900
149,226	2.120%, 4/1/2034	156,195
10,899,377	2.123%, 12/1/2034 - 8/1/2039	11,389,063
10,335	2.168%, 2/1/2020	10,444
1,154,109	2.180%, 1/1/2035	1,205,798
1,027,973	2.182%, 7/1/2039	1,086,647

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES—continued
		Federal National Mortgage Association ARM—continued
$6,210,294		2.187%, 3/1/2039	$6,518,076
162,280		2.196%, 2/1/2036	170,034
1,370,016		2.200%, 6/1/2034	1,438,669
93,193		2.220%, 10/1/2033	97,854
1,127,439		2.224%, 10/1/2035	1,186,409
1,368,988		2.225%, 7/1/2035	1,439,663
1,473,398		2.257%, 5/1/2035	1,549,921
372,866		2.261%, 12/1/2034	390,186
5,452,371		2.290%, 1/1/2039	5,734,874
3,989,146		2.293%, 5/1/2036	4,202,083
2,033,935		2.297%, 7/1/2035	2,144,576
485,535		2.310%, 2/1/2036	510,202
84,939		2.316%, 5/1/2018	85,771
6,325,339		2.330%, 5/1/2035	6,672,992
6,685,404		2.336%, 7/1/2034 - 10/1/2035	7,057,329
4,409,592		2.340%, 2/1/2033 - 12/1/2033	4,646,346
1,272,711		2.345%, 7/1/2034	1,344,052
430,505		2.348%, 12/1/2040	453,632
3,396,224		2.350%, 6/1/2035 - 7/1/2035	3,584,249
756,742		2.357%, 1/1/2035	797,912
3,006,591		2.373%, 7/1/2035	3,170,396
46,884		2.375%, 2/1/2019	47,486
1,460,294		2.398%, 10/1/2035	1,546,351
2,659,498		2.411%, 12/1/2039	2,797,018
1,913,554		2.420%, 10/1/2037	2,021,672
2,084,074		2.547%, 1/1/2036	2,214,489
3,026,798		2.567%, 2/1/2042	3,203,584
658,024		2.590%, 12/1/2040	696,720
197,633		2.603%, 7/1/2027	207,189
13,919,256		2.605%, 8/1/2035	14,859,274
1,227,487		2.763%, 5/1/2036	1,278,649
1,309,122		2.903%, 11/1/2040	1,386,071
4,873,598		3.038%, 1/1/2044	5,111,522
3,442,651		3.158%, 1/1/2040	3,644,232
2,445,405		3.970%, 11/1/2039	2,588,703
		TOTAL	142,766,567
		Government National Mortgage Association ARM—0.2%
631,449		1.625%, 1/20/2022 - 10/20/2029	642,995
90,021		1.875%, 9/20/2023	91,612
19,206		2.000%, 1/20/2030	19,746
		TOTAL	754,353
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $212,895,391)	214,910,905
		ASSET-BACKED SECURITIES—6.3%
		Auto Receivables—3.0%
3,000,000		AmeriCredit Automobile Receivables Trust 2016-1, Class A2B, 1.187%, 6/10/2019	3,002,370
5,000,000		Fifth Third Auto Trust 2015-1, Class A2B, 0.984%, 5/15/2018	5,009,554
4,450,000	[1,2]	Hyundai Auto Lease Securitization Trust 2016-A, Class A2B, 0.984%, 7/16/2018	4,460,766
		TOTAL	12,472,690

Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—1.4%
$5,718,000		Capital One Multi-Asset Execution Trust 2004-B3, Class B3, 1.164%, 1/18/2022	$5,704,076
		Other—1.9%
4,740,515	[1,2]	SLM Student Loan Trust 2013-B, Class A1, 1.083%, 7/15/2022	4,733,856
2,958,826	[1,2]	Sofi Professional Loan Program LLC, Class A1, 2.196%, 8/25/2036	2,991,921
		TOTAL	7,725,777
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $25,843,794)	25,902,543
		COLLATERALIZED MORTGAGE OBLIGATIONS—30.0%
		Federal Home Loan Mortgage Corporation—7.1%
4,166,286		REMIC 4149 F, 0.684%, 1/15/2033	4,140,923
1,482,979		REMIC 3012 EF, 0.734%, 8/15/2035	1,478,937
8,421,955		REMIC 3284 BF, 0.734%, 3/15/2037	8,429,875
1,954,255		REMIC 3284 AF, 0.744%, 3/15/2037	1,948,311
57,635		REMIC 3001 EA, 0.784%, 3/15/2035	57,706
394,201		REMIC 3155 PF, 0.784%, 5/15/2036	394,065
304,219		REMIC 3174 FL, 0.784%, 6/15/2036	303,986
1,452,285		REMIC 3380 FP, 0.784%, 11/15/2036	1,450,537
407,973		REMIC 3179 FP, 0.814%, 7/15/2036	407,993
1,145,452		REMIC 2819 F, 0.834%, 6/15/2034	1,146,877
321,442		REMIC 3221 FW, 0.854%, 9/15/2036	321,996
406,301		REMIC 3213 GF, 0.864%, 9/15/2036	407,099
521,968		REMIC 3085 UF, 0.884%, 12/15/2035	523,762
1,181,971		REMIC 3156 HF, 0.919%, 8/15/2035	1,186,676
443,466		REMIC 2475 FD, 0.984%, 6/15/2031	447,360
418,932		REMIC 2380 FL, 1.034%, 11/15/2031	423,776
835,635		REMIC 3593 CF, 1.034%, 2/15/2036	839,336
1,411,094		REMIC 3550 GF, 1.184%, 7/15/2039	1,430,868
1,634,792		REMIC 3556 FA, 1.344%, 7/15/2037	1,655,080
163,485		REMIC 2448 FA, 1.434%, 1/15/2032	166,510
172,972		REMIC 2452 FC, 1.434%, 1/15/2032	176,173
377,728		REMIC 2480 NF, 1.434%, 1/15/2032	384,831
575,357		REMIC 2475 F, 1.434%, 2/15/2032	586,336
384,646		REMIC 2434 FA, 1.434%, 3/15/2032	391,982
120,889		REMIC 2470 EF, 1.434%, 3/15/2032	123,194
119,034		REMIC 2498 AF, 1.434%, 3/15/2032	121,304
533,433		REMIC 2459 FP, 1.434%, 6/15/2032	543,435
		TOTAL	29,488,928
		Federal National Mortgage Association—19.1%
606,435		REMIC 2007-16 PF, 0.636%, 3/25/2037	602,368
6,142,767		REMIC 2006-W1 2AF1, 0.666%, 2/25/2046	6,059,219
3,361,670		REMIC 2006-49 PF, 0.696%, 4/25/2036	3,355,293
723,858		REMIC 2007-20 F, 0.706%, 3/25/2037	718,760
480,862		REMIC 2006-11 FB, 0.746%, 3/25/2036	479,628
9,377,573		REMIC 2012-141 PF, 0.746%, 10/25/2041	9,353,147
729,104		REMIC 2006-20 PF, 0.766%, 11/25/2030	729,722
664,888		REMIC 2007-67 FB, 0.766%, 7/25/2037	662,395
428,920		REMIC 2005-67 FM, 0.796%, 8/25/2035	429,801
2,420,668		REMIC 2008-52 FD, 0.796%, 6/25/2036	2,417,638
1,850,480		REMIC 2006-65 DF, 0.796%, 7/25/2036	1,849,177
279,907		REMIC 2006-81 FA, 0.796%, 9/25/2036	279,927

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$4,938,613		REMIC 2012-60 EF, 0.796%, 4/25/2042	$4,931,816
696,905		REMIC 2006-8 NF, 0.816%, 3/25/2036	696,423
1,016,293		REMIC 2012-99 FB, 0.826%, 9/25/2042	1,012,912
2,281,639		REMIC 2004-28 PF, 0.846%, 3/25/2034	2,291,468
699,976		REMIC 2006-76 QF, 0.846%, 8/25/2036	700,664
1,923,266		REMIC 2006-103 FB, 0.846%, 10/25/2036	1,931,450
6,543,020		REMIC 2012-130 DF, 0.846%, 12/25/2042	6,482,646
169,967		REMIC 2001-57 FA, 0.896%, 6/25/2031	169,830
4,426,283		REMIC 2007-71 WF, 0.896%, 7/25/2037	4,436,313
645,943		REMIC 2007-88 FY, 0.906%, 9/25/2037	646,126
316,812		REMIC 2002-52 FG, 0.946%, 9/25/2032	319,055
767,446		REMIC 2007-84 FN, 0.946%, 8/25/2037	770,006
1,511,586		REMIC 2010-39 EF, 0.966%, 6/25/2037	1,518,590
130,602		REMIC 2002-77 FG, 0.986%, 12/18/2032	131,711
505,920		REMIC 2001-32 FA, 0.996%, 7/25/2031	510,932
1,018,092		REMIC 2007-88 FW, 0.996%, 9/25/2037	1,017,274
6,895,059		REMIC 2011-4 PF, 0.996%, 2/25/2041	6,958,143
245,140		REMIC 2007-102 FA, 1.016%, 11/25/2037	246,402
172,568		REMIC 2001-71 FS, 1.046%, 11/25/2031	174,353
136,441		REMIC 2001-62 FC, 1.096%, 11/25/2031	138,082
275,167		REMIC 2002-8 FA, 1.186%, 3/18/2032	279,513
2,841,700		REMIC 2009-87 FX, 1.196%, 11/25/2039	2,882,696
4,312,339		REMIC 2009-106 FN, 1.196%, 1/25/2040	4,376,069
1,452,861		REMIC 2009-78 UF, 1.216%, 10/25/2039	1,474,713
3,484,107		REMIC 2009-87 HF, 1.296%, 11/25/2039	3,541,513
669,285		REMIC 2002-7 FG, 1.346%, 1/25/2032	679,359
341,107		REMIC 2002-77 FA, 1.436%, 12/18/2032	347,636
1,054,681		REMIC 2002-58 FG, 1.446%, 8/25/2032	1,074,614
171,386		REMIC 2002-60 FH, 1.446%, 8/25/2032	174,625
1,155,293		REMIC 2008-69 FB, 1.446%, 6/25/2037	1,181,832
713,885		REMIC 2008-75 DF, 1.696%, 9/25/2038	732,168
116,903		REMIC 1995-17 B, 2.110%, 2/25/2025	118,409
		TOTAL	78,884,418
		Government National Mortgage Association—2.7%
6,803,962		REMIC 2012-H24 FC, 0.837%, 10/20/2062	6,725,224
4,488,307		REMIC 2013-H15 FA, 0.977%, 6/20/2063	4,466,173
		TOTAL	11,191,397
		Non-Agency Mortgage-Backed Securities—1.1%
4,644,719		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	4,469,001
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $123,642,205)	124,033,744
		COMMERCIAL MORTGAGE-BACKED SECURITIES—7.7%
		Agency Commercial Mortgage-Backed Securities—6.1%
2,965,292		FHLMC REMIC KF03 A, 0.777%, 1/25/2021	2,963,025
6,777,124		FHLMC REMIC KGRP A, 0.817%, 4/25/2020	6,777,123
4,546,385		FHLMC REMIC KF08 A, 0.746%, 1/25/2022	4,488,801
7,280,806		FHLMC REMIC KS02 A, 0.817%, 8/25/2023	7,219,942
3,789,057	[1,2]	FREMF Mortgage Trust 2012-KF01 C, 4.687%, 10/25/2044	3,802,109
		TOTAL	25,251,000

Principal Amount			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Non-Agency Commercial Mortgage-Backed Securities—1.6%
$6,400,000	[1,2]	Citigroup Commercial Mortgage Trust 2014-388G, Class A, 1.185%, 6/15/2033	$6,393,572
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $31,904,050)	31,644,572
		MORTGAGE-BACKED SECURITIES—0.9%
		Federal National Mortgage Association—0.9%
3,307,713		3.000%, 8/1/2023	3,453,143
371,429		5.000%, 1/1/2024	400,643
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,800,233)	3,853,786
		U.S. TREASURY—1.4%
6,000,000		United States Treasury Notes, 0.875%, 5/31/2018 (IDENTIFIED COST $5,995,085)	5,999,063
		REPURCHASE AGREEMENT—1.2%
4,952,000		Interest in $855,000,000 joint repurchase agreement 0.30%, dated 5/31/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $855,007,125 on 6/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $880,657,339. (AT COST)	4,952,000
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $409,032,758)[3]	411,296,613
		OTHER ASSETS AND LIABILITIES - NET—0.4%[4]	1,466,457
		TOTAL NET ASSETS—100%	$412,763,070
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2016, these restricted securities amounted to $22,382,224, which represented 5.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2016, these liquid restricted securities amounted to $22,382,224, which represented 5.4% of total net assets.
3	At May 31, 2016, the cost of investments for federal tax purposes was $409,032,758. The net unrealized appreciation of investments for federal tax purposes was $2,263,855. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,535,809 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,271,954.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2016, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Adjustable Rate Securities Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 26, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 26, 2016